Other Operating Income and Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Operating Income and Expense
Visa debit card income	$ 4,417	$ 4,717	$ 4,901
Bank owned life insurance income	783	432	458
Income on SBIC Investments	1,186	886	1,159
Income on mutual funds held in deferred compensation trust	555	844	183
Other	1,394	1,324	1,048
Miscellaneous non-interest income	$ 8,335	$ 8,203	$ 7,749